Issued Capital and Reserves - Summary of Detailed Information of Ordinary Share Capital (Detail) - GBP (£)						6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 04, 2020	Feb. 20, 2020	Feb. 11, 2020	Jan. 01, 2017	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jun. 03, 2020	Jun. 21, 2019	Apr. 26, 2017
Disclosure of classes of share capital [line items]
Beginning balance						£ 40,256,000	£ 32,771,000	£ 32,771,000
Ending balance	£ 24,242,000					24,242,000	59,031,000	40,256,000
Nominal value									£ 0.003
Ordinary shares issued and allotted									89,100,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance						294,000	214,000	214,000
Issuances in the period					£ 2,674,477	722,000	80,000	80,000
Ending balance	£ 1,016,000					£ 1,016,000	£ 294,000	£ 294,000
Ordinary shares issued and fully paid, Beginning balance						97,959,622
Ordinary shares issued and fully paid, Ending balance	338,713,962					338,713,962		97,959,622
Nominal value	£ 0.003	£ 0.003	£ 0.003	£ 0.003		£ 0.003			£ 0.003
Ordinary shares issued and allotted	125,061,475	89,144,630	12,252,715	11,432,925		125,061,475				1,936,030	1,221,361
Ordinary shares [member] | Private placement [member]
Disclosure of classes of share capital [line items]
Issued		89,144,630
Ordinary shares [member] | Conversion of loan note [member]
Disclosure of classes of share capital [line items]
Issued	125,061,475
Ordinary shares [member] | Securities Purchase Agreement [Member] | Aspire Capital [Member]
Disclosure of classes of share capital [line items]
Issued				2,862,595
Ordinary shares issued and allotted				11,432,925
Ordinary shares [member] | Securities Purchase Agreement [Member] | Boxer Capital [Member]
Disclosure of classes of share capital [line items]
Issued			12,252,715
Ordinary share capital [Member]
Disclosure of classes of share capital [line items]
Ending balance	£ 1,016,142,000					£ 1,016,142,000